Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2023
Accounts receivable	$90,852	$9,497
Allowance for expected credit loss	(10,265)	(7,299)
Accounts receivable, net	$80,587	$2,198

Schedule of Movement of the Allowance for Expected Credit Loss

The movement of the allowance for expected credit loss is as follows:

	For the years ended December 31,
	2024	2023	2022
Balance as of the beginning of the year	$(7,299)	$-	$-
Addition	(3,288)	(7,172)	-
Exchange difference	322	(127)	-
Balance as of the end of the year	$(10,265)	$(7,299)	$-